SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Jan. 23, 2024	Jan. 17, 2024	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2023
Subsequent Event [Line Items]
Common stock par value						$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued						9,754,364	4,454,665
Proceeds from sale of Common Stock						$ 2,829,395	$ 3,000,760
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	64,563
Proceeds from sale of Common Stock	$ 742,475
Number of shares sold				1,500,000
Gross proceeds from sale of common stock				$ 1,110,000
Warrant Exchange Agreement [Member] | Subsequent Event [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Warrant purchase shares		483,637	194,729
Common stock par value		$ 0.0001	$ 0.0001
Sale of Common Stock for cash, shares		483,637	194,729
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				250,000	250,000
Gross proceeds					$ 1,500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock for cash, shares					150
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant purchase shares				1,500	1,500